Share-Based Compensation (Details) - $ / shares				12 Months Ended
	Nov. 10, 2025	Sep. 05, 2025	Jun. 16, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation [Line Items]
Terminal value term				5 years	5 years
Estimated rate				2.00%	3.00%
Weighted average cost percentage				18.00%	10.60%
Converted shares		14,814
Restricted shares	4,400,000
Fair valued per share (in Dollars per share)				$ 4
Nominal Value [Member]
Share-Based Compensation [Line Items]
Par value (in Dollars per share)					$ 0.00001
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Par value (in Dollars per share)				0.00001	0.00001
Converted shares		14,814	562,960
Class B Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Par value (in Dollars per share)				$ 0.00001	$ 0.00001
Converted shares			562,960